Subsequent Events (Details Narrative) - USD ($)					6 Months Ended			12 Months Ended
	Feb. 09, 2026	Feb. 09, 2026	Feb. 06, 2026	Jun. 30, 2025	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Jan. 30, 2026	Jun. 28, 2025
Subsequent Event [Line Items]
Aggregate amount									$ 10,000	$ 375,000
Sale of units in public offering					2,250,000			2,250,000
Price per share	$ 10	$ 10
Underwriters reimbursement				$ 0	$ 2,156,250	$ 2,156,250		$ 2,156,250
Deferred underwriting fees					12,075,000	$ 12,075,000		$ 12,075,000
Repayment of notes payable	$ 242,513	$ 242,513					$ 242,513
Underwriting Agreement [Member]
Subsequent Event [Line Items]
Price per share						$ 0.7	$ 0.7	$ 0.7
IPO [Member]
Subsequent Event [Line Items]
Sale of units in public offering		17,250,000
Price per share	$ 10	$ 10
Proceeds from issuance initial public offering		$ 172,500,000			$ 3,450,000			$ 3,450,000
IPO [Member] | Underwriting Agreement [Member]
Subsequent Event [Line Items]
Price per share						0.7	0.7	$ 0.7
Over-Allotment Option [Member]
Subsequent Event [Line Items]
Sale of units in public offering	2,250,000	2,250,000	2,250,000
Private Placement [Member]
Subsequent Event [Line Items]
Sale of units in public offering		279,465
Price per share					$ 10	$ 10	$ 10	$ 10
Restricted Class A ordinary shares, which shares shall be subject		768,529
Gross proceeds		$ 2,794,650
Subsequent Event [Member]
Subsequent Event [Line Items]
Aggregate amount									$ 10,000
Proceeds from issuance initial public offering		$ 172,500,000
Subsequent Event [Member] | IPO [Member]
Subsequent Event [Line Items]
Sale of units in public offering		17,250,000
Price per share	$ 10	$ 10
Proceeds from issuance initial public offering		$ 172,500,000
Cash underwriting discount		$ 3,450,000
Subsequent Event [Member] | Over-Allotment Option [Member]
Subsequent Event [Line Items]
Sale of units in public offering		2,250,000
Subsequent Event [Member] | Private Placement [Member]
Subsequent Event [Line Items]
Sale of units in public offering		279,465
Restricted Class A ordinary shares, which shares shall be subject		768,529
Gross proceeds		$ 2,794,650